SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

34.	SUBSEQUENT EVENTS

On February 17, 2017, we closed a new $402.5 million senior unsecured five years 2.75% convertible bond. The conversion rate for the bonds will initially equal 26.5308 common shares per $1,000 principal amount of the bonds. This is equivalent to an initial conversion price of $37.69 per common share, or a 35% premium on the February 13, 2017 closing share price of $27.92. The conversion price is subject to adjustment for dividends paid. To mitigate the dilution risk of conversion to common equity, we also entered into capped call transactions costing approximately $31.2 million. The capped call transactions cover approximately 10,678,647 common shares, have an initial strike price of $37.69, and an initial cap price of $48.86. The cap price of $48.86, which is a proxy for the revised conversion price, represents a 75% premium on the February 13, 2017 closing share price of $27.92. Including the $31.2 million cost of the capped call, the all-in cost of the bond is approximately 4.3%. Bond proceeds, net of fees and the cost of the capped call, amounted to $360.2 million.

In February 2017, Golar Partners entered into a time charter with a major international oil and gas company (the “New Charter”) for the Golar Grand. We currently charter the Golar Grand from Golar Partners and will therefore sub-charter her back to the Partnership at the same rate as the New Charter, until our charter ends in October 2017. The vessel will be delivered under the New Charter during the second quarter of 2017 for an initial period of two years with a series of options to extend the charter for up to an additional seven years.

On February 28, 2017, we declared a dividend of $0.05 per share in respect of the quarter ended December 31, 2016 and paid this in April 2017. In addition, Golar Partners made a final cash distribution of $0.58 per unit in February 2017 in respect of the quarter ended December 31, 2016, of which we received $12.8 million of dividend income in relation to our common, subordinated and general partner units and IDRs held at the record date.

We entered into a loan agreement, dated March 3, 2017, among one of our wholly-owned subsidiaries, as borrower, Golar LNG Limited, as guarantor, Citibank, N.A., as administrative agent, initial collateral agent and calculation agent, and Citibank, N.A., as lender. We refer to this as the Margin Loan Facility. Pursuant to the Margin Loan Facility, on March 3, 2017 Citibank, N.A. provided a loan in the amount of $150 million. The Margin Loan Facility has a term of three years, an interest rate of LIBOR plus a margin and is secured by our Golar Partners common units and their associated distributions, and in certain cases, cash or cash equivalents. The Margin Loan Facility contains conditions, representations and warranties, covenants (including loan to value requirements), mandatory prepayment events, facility adjustment events, events of default and other provisions customary for a facility of this nature. The loan was primarily used to pay a portion of the amounts due under our 3.75% convertible senior secured bonds due March 2017, or the Prior Convertible Bonds. Concurrently with the repayment of the Prior Convertible Bonds, the trustee for these bonds released our Golar Partners common units that had been pledged to secure them. In connection with the Margin Loan Facility, Golar LNG Limited contributed 20,852,291 Golar Partners common units to the relevant borrower subsidiary under the Margin Loan Facility, and Golar LNG Limited and the relevant borrower subsidiary entered into the pledge agreement pursuant to which the 20,852,291 Golar Partners common units were pledged as security for the obligations under the Margin Loan Facility.

On March 10, 2017 we drew down an additional $50 million in connection with the FLNG Hilli facility entered into in September 2015. To date we have drawn down $300 million under this facility.

On March 14, 2017, we completed the refinancing of the Golar Crystal. The financing structure funded 60% of the market value of the Golar Crystal. At funding, the vessel was simultaneously bareboat chartered by the Company at a fixed rate for a firm period of 10 years.